UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2006

Waddell & Reed Advisors Bond Fund

           CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Proxy Voting Information
32	Quarterly Portfolio Schedule Information
33	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Bond Fund prospectus and current Fund performance information.

President's Letter
      March 31, 2006

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2006. Stock prices generally rose during the period while bond prices were flat, accompanied by a dramatic narrowing of the difference in income potential between money market securities (those maturing in less than a year) and bonds that mature in 10 to 30 years. Overall, the Citigroup Broad Investment Grade Index declined 0.03 percent over the last six months.

Between September and March, global financial markets contended with volatile energy prices, uncertainties regarding both Federal Reserve monetary policy and U.S. government fiscal policy and negative news related to the Iraq war and Iran's nuclear ambitions. Several U.S. states faced economic issues related to rebuilding after the worst hurricane season in the nation's history last summer.

Despite all these challenges, the S&P 500 Index increased 6.39 percent during the six-month period ended March 31, while the Dow Jones Industrial Average rose 6.13 percent. Corporate profits have remained strong in many sectors even as growth in U.S. gross domestic product (GDP) slowed - we think temporarily - to 1.7 percent in 2005's calendar fourth quarter. Housing markets in the U.S. cooled a bit as the yield on 10-year U.S. Treasury bonds - a fixed-income security that lenders often use to set home mortgage rates - rose to 4.85 percent, from 4.30 percent six months earlier.

Many market professionals have one question in mind these days: how much more will the Federal Reserve have to tighten money before it becomes convinced that inflation is under control? By March 31, the Fed's target for short-term interest rates (the Federal Funds rate) stood at 4.75 percent following four quarter-point increases since September. We think that as it becomes clear that the U.S. economy is operating at a sustainable, non-inflationary rate, the two-year long tightening cycle may end.

This past winter, many Americans were fortunate to enjoy relatively mild weather - blunting the impact of high natural gas prices on consumer spending. Nevertheless, energy costs remain an economic wild card, as evidenced by a recent rebound in gasoline prices with the arrival of spring.

We believe that longer term, higher energy prices are here to stay, creating pain at the pump, but also investment opportunity both here and abroad. That is one reason why we believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. Through appropriate diversification in multiple asset classes, you potentially take advantage of long-term change and provide greater balance to your portfolio.

Your financial advisor can help you develop an appropriate investment strategy as part of a customized financial plan based on your individual goals. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2006	Beginning Account Value 9-30-05	Ending Account Value 3-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$996.70	1.09%	$5.49
Class B	1,000	993.60	2.06	10.27
Class C	1,000	994.00	2.02	10.07
Class Y	1,000	998.50	0.74	3.70
Based on 5% Return(2)
Class A	$1,000	$1,019.48	1.09%	$5.55
Class B	1,000	1,014.68	2.06	10.38
Class C	1,000	1,014.88	2.02	10.18
Class Y	1,000	1,021.23	0.74	3.74

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF BOND FUND

Portfolio Highlights

On March 31, 2006, Waddell & Reed Advisors Bond Fund had net assets totaling $651,736,779 invested in a diversified portfolio of:

85.13%	Domestic Bonds
12.23%	Foreign Bonds
2.64%	Cash and Cash Equivalents and Equities

As a shareholder of the Fund, for every $100 you had invested on March 31, 2006, your Fund owned:

Bonds
Corporate	$50.66
United States Government Mortgage-Backed Obligations	$26.76
United States Treasury Obligations	$13.51
Other Government	$4.14
United States Government Agency Obligations	$2.29
Cash and Cash Equivalents and Equities	$2.64

On March 31, 2006, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	54.03%
AA	5.54%
A	15.19%
BBB	11.68%
BB	7.78%
B	1.54%
Below B	0.20%
Non-rated	1.40%
Cash and Cash Equivalents and Equities	2.64%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's and Moody's.

Please note that securities issued by U.S. Government-sponsored entities, including the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks (FHLBs) are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government.

The Investments of Bond Fund
March 31, 2006
COMMON STOCK - 0.01%	Shares	Value

Petroleum - International
Chesapeake Energy Corporation	1,324	$41,587
(Cost: $16,656)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 2.39%
First Union Corporation,
6.824%, 8-1-26	$8,000	9,339,688
First Union National Bank of Florida,
6.18%, 2-15-36	2,000	2,077,440
SouthTrust Bank, National Association,
6.125%, 1-9-28	4,000	4,125,308
		15,542,436
Broadcasting - 2.82%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,239,982
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,932,500
TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	4,010,212
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,182,191
		18,364,885
Business Equipment and Services - 0.51%
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,299,254

Chemicals - Petroleum and Inorganic - 0.73%
NOVA Chemicals Corporation,
7.0%, 5-15-06	4,750	4,750,000

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,045,000

Communications Equipment - 0.23%
Harris Corporation,
6.35%, 2-1-28	1,500	1,518,949

Computers - Main and Mini - 0.08%
Unisys Corporation,
7.875%, 4-1-08	550	549,313

Computers - Micro - 0.08%
Dell Computer Corporation,
6.55%, 4-15-08	500	510,679

Construction Materials - 0.75%
Hanson PLC,
7.875%, 9-27-10	4,500	4,871,619

Finance Companies - 23.53%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	7,834,417
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	5,250	4,751,250
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	8,400	8,966,258
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	13,219	12,839,204
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	7,109	7,037,516
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	7,500	8,113,391
Ford Motor Credit Company:
6.5%, 1-25-07	5,500	5,478,946
7.375%, 10-28-09	1,000	940,133
General Motors Acceptance Corporation,
5.125%, 5-9-08	4,500	4,235,044
GMAC Commercial Mortgage Securities, Inc.:
Series 2001-C1 Trust,
6.465%, 4-15-34	5,000	5,218,626
Series 2004-C1 Trust,
4.1%, 3-10-38	3,500	3,366,711
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	4,676	4,786,975
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.78094%, 8-25-34	2,930	2,844,359
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.24535%, 3-25-35	6,971	6,844,438
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.51%, 3-23-35 (A)	3,750	3,787,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.12%, 6-23-35 (A)	3,000	3,003,750
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (A)	6,000	6,170,796
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-A,
4.60318%, 2-25-34	6,339	6,239,253
Series 2004-3AC,
4.9348%, 3-25-34	6,042	6,019,722
Series 2004-5,
4.59254%, 5-25-34	3,981	3,767,846
Series 2004-6,
4.69929%, 6-25-34	2,984	2,821,209
Series 2004-12,
5.08712%, 9-25-34	4,847	4,622,831
Series 2004-18,
5.20518%, 12-25-34	7,480	7,271,899
Series 2005-21,
5.72215%, 11-25-35	4,951	4,718,403
Structured Asset Securities Corporation,
4.792%, 1-25-34	5,371	5,287,185
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	6,691,634
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.792%, 1-25-34	2,685	2,580,471
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,104,188
		153,343,955
Food and Related - 0.32%
ConAgra, Inc.,
6.7%, 8-1-27	2,000	2,104,814

Forest and Paper Products - 1.43%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	3,990,000
Champion International Corporation,
6.65%, 12-15-37	2,500	2,508,920
P. H. Glatfelter Company, Series B,
6.875%, 7-15-07	1,400	1,413,395
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,418,802
		9,331,117
Homebuilders, Mobile Homes - 1.17%
D.R. Horton, Inc.,
8.0%, 2-1-09	4,000	4,216,428
Pulte Homes, Inc.,
4.875%, 7-15-09	3,500	3,406,855
		7,623,283
Hospital Supply and Management - 1.23%
HCA - The Healthcare Company:
7.125%, 6-1-06	3,000	3,007,332
8.75%, 9-1-10	4,600	4,989,450
		7,996,782
Household - General Products - 1.94%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	12,681,220

Household - Major Appliances - 0.45%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	3,000	2,925,696

Multiple Industry - 0.46%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	2,516	1,283,291
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (A)	2,000	1,723,914
		3,007,205
Petroleum - Domestic - 0.32%
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,087,264

Petroleum - International - 1.32%
Chesapeake Energy Corporation,
7.5%, 9-15-13	3,750	3,918,750
Petrobras International Finance Company,
9.125%, 7-2-13	4,000	4,660,000
		8,578,750
Petroleum - Services - 1.62%
Halliburton Company,
6.75%, 2-1-27	7,250	7,761,386
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	2,812,500
		10,573,886
Real Estate Investment Trust - 0.68%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	2,250	2,323,213
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,128,794
		4,452,007
Utilities - Electric - 1.95%
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,126,777
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,476,798
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,118,051
		12,721,626
Utilities - Gas and Pipeline - 0.93%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,064,278

Utilities - Telephone - 5.25%
BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,509,617
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	6,692,358
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	9,000	9,801,315
New York Telephone Company,
6.7%, 11-1-23	2,250	2,177,055
Pacific Bell,
7.25%, 11-1-27	3,250	3,284,544
Sprint Capital Corporation,
6.125%, 11-15-08	4,500	4,579,799
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,132,568
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,061,825
		34,239,081

TOTAL CORPORATE DEBT SECURITIES - 50.66%		$330,183,099

(Cost: $331,620,396)

OTHER GOVERNMENT SECURITIES

Brazil - 0.50%
Federative Republic of Brazil (The):
10.0%, 1-16-07	1,500	1,551,000
9.25%, 10-22-10	1,500	1,693,500
		3,244,500
Canada - 1.66%
Province de Quebec,
7.14%, 2-27-26	9,200	10,822,172

Japan - 1.14%
Japanese Government 15 Year Floating Rate Bond,
0.69%, 1-20-18 (B)	JPY900,000	7,417,927

Supranational - 0.84%
Inter-American Development Bank,
8.4%, 9-1-09	$5,000	5,484,315

TOTAL OTHER GOVERNMENT SECURITIES - 4.14%		$26,968,914

(Cost: $25,410,911)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.29%
Federal Home Loan Mortgage Corporation,
5.25%, 11-5-12	4,500	4,423,666
Tennessee Valley Authority,
4.875%, 12-15-16	10,500	10,520,874
		14,944,540
Mortgage-Backed Obligations - 26.76%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,315,294
5.0%, 7-15-19	2,605	2,526,012
5.0%, 5-15-23	5,500	5,279,385
5.5%, 4-15-24 (Interest Only)	9,615	798,756
5.5%, 4-15-24 (Interest Only)	4,013	232,894
6.0%, 3-15-29	1,129	1,136,131
5.0%, 7-15-29 (Interest Only)	5,319	627,044
7.5%, 9-15-29	2,343	2,445,499
4.0%, 2-15-30	4,500	4,259,467
4.25%, 3-15-31	6,053	5,803,504
5.0%, 9-15-31(Interest Only)	9,934	1,598,576
5.5%, 9-15-31	11,250	11,066,350
5.0%, 9-15-32	3,000	2,797,333
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 7-1-25	8,572	8,230,218
6.0%, 11-1-28	1,341	1,344,930
6.5%, 10-1-31	543	554,736
6.5%, 11-1-31	347	354,220
6.0%, 2-1-32	1,431	1,433,618
5.0%, 3-1-35	5,068	4,823,529
5.5%, 10-1-35	6,376	6,227,463
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	1,720	385,734
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.97%, 5-1-35	3,789	3,719,977
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,160,782
5.0%, 3-25-18 (Interest Only)	3,255	269,218
5.0%, 6-25-18	6,750	6,562,364
4.5%, 8-25-18	8,500	8,267,840
5.5%, 2-25-32	4,000	3,949,052
4.0%, 11-25-32	2,779	2,632,773
4.0%, 3-25-33	1,990	1,887,410
3.5%, 8-25-33	5,804	5,211,570
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	7,408	7,118,061
5.5%, 1-1-17	2,239	2,228,795
6.0%, 1-1-17	1,421	1,440,794
4.0%, 11-1-18	4,963	4,652,794
5.5%, 10-1-23	3,388	3,343,296
5.0%, 4-1-24	8,650	8,317,810
5.0%, 2-1-25	13,319	12,808,647
6.0%, 12-1-28	315	315,832
6.5%, 3-1-33	2,105	2,152,417
5.5%, 6-1-33	885	865,397
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	3,000	2,752,015
5.5%, 9-25-31	4,500	4,396,310
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	9,834	906,976
5.0%, 1-20-32	4,074	3,993,658
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	137	144,478
7.5%, 12-15-23	442	465,331
8.0%, 9-15-25	357	382,819
7.0%, 7-20-27	13	12,961
6.5%, 7-15-28	1,026	1,064,401
6.5%, 5-15-29	463	480,554
7.5%, 7-15-29	76	80,158
7.75%, 10-15-31	1,854	1,904,162
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	1,278	1,207,341
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	965	967,210
2002-1 Class 2-G,
6.5%, 10-15-25	574	573,624
2003-2 Class D,
5.0%, 11-15-23	1,250	1,246,377
2003-2 Class E,
5.0%, 12-15-25	3,750	3,680,719
		174,404,616
Treasury Obligations - 13.51%
United States Treasury Bonds,
6.125%, 11-15-27	4,000	4,553,752
United States Treasury Notes:
4.0%, 4-15-10	46,000	44,607,442
5.0%, 2-15-11	3,500	3,528,437
5.0%, 8-15-11	12,750	12,862,060
4.0%, 2-15-15	24,000	22,491,552
		88,043,243

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 42.56%		$277,392,399

(Cost: $285,533,095)

SHORT-TERM SECURITIES

Capital Equipment - 0.31%
Deere (John) Capital Corporation,
4.79%, 4-11-06	2,000	1,997,339

Finance Companies - 1.13%
Preferred Receivables Funding Corp.,
4.88%, 4-3-06	7,382	7,379,999

Multiple Industry - 0.64%
Michigan Consolidated Gas Co.,
4.85%, 4-10-06	4,200	4,194,907

TOTAL SHORT-TERM SECURITIES - 2.08%		$13,572,245

(Cost: $13,572,245)

TOTAL INVESTMENT SECURITIES - 99.45%		$648,158,244

(Cost: $656,153,303)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.55%		3,578,535

NET ASSETS - 100.00%		$651,736,779

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $21,218,160 or 3.26% of net assets.
(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen)
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BOND FUND
      March 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $656,153) (Notes 1 and 3)	$648,158
Receivables:
Dividends and interest	6,275
Investment securities sold	3,639
Fund shares sold	796
Prepaid and other assets	46

Total assets	658,914

LIABILITIES
Payable for investment securities purchased	4,719
Payable to Fund shareholders	1,956
Accrued shareholder servicing (Note 2)	181
Accrued service fee (Note 2)	122
Due to custodian	84
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	9
Accrued distribution fee (Note 2)	4
Other	88

Total liabilities	7,177

Total net assets	$651,737

NET ASSETS
$1.00 par value capital stock:
Capital stock	$107,931
Additional paid-in capital	565,746
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	357
Accumulated undistributed net realized loss on investment transactions	(14,302)
Net unrealized depreciation in value of investments	(7,995)

Net assets applicable to outstanding units of capital	$651,737

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.04
Class B	$6.04
Class C	$6.04
Class Y	$6.04
Capital shares outstanding:
Class A	96,809
Class B	6,126
Class C	2,163
Class Y	2,833
Capital shares authorized	280,000

See Notes to Financial Statements.

Statement of Operations
      BOND FUND
      For the Six Months Ended March 31, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$17,528
Dividends	– *

Total income	17,528

Expenses (Note 2):
Investment management fee	1,713
Shareholder servicing:
Class A	740
Class B	89
Class C	27
Class Y	12
Service fee:
Class A	730
Class B	49
Class C	16
Distribution fee:
Class A	11
Class B	146
Class C	49
Accounting services fee	84
Custodian fees	17
Audit fees	15
Legal fees	12
Other	122

Total expenses	3,832

Net investment income	13,696

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(2,073)
Realized net gain on foreign currency transactions	15

Realized net loss on investments	(2,058)
Unrealized depreciation in value of investments during the period	(13,751)

Net loss on investments	(15,809)

Net decrease in net assets resulting from operations	$(2,113)

* Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BOND FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2006	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$13,696	$27,931
Realized net gain (loss) on investments	(2,058)	9,531
Unrealized depreciation	(13,751)	(23,080)

Net increase (decrease) in net assets resulting from operations	(2,113)	14,382

Distributions to shareholders from (Note 1D):(1)
Net investment income:
Class A	(13,209)	(26,699)
Class B	(688)	(1,543)
Class C	(231)	(447)
Class Y	(374)	(671)
Realized gains on investment transactions:
Class A	(7,024)	(9,545)
Class B	(466)	(730)
Class C	(153)	(204)
Class Y	(182)	(214)

	(22,327)	(40,053)

Capital share transactions (Note 5)	693	(12,163)

Total decrease	(23,747)	(37,834)
NET ASSETS
Beginning of period	675,484	713,318

End of period	$651,737	$675,484

Undistributed net investment income	$357	$1,148

(1)See "Financial Highlights" on pages 21 - 24.

See Notes to Financial Statements.

Financial Highlights
      BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.27		$6.50	$6.57	$6.49	$6.33	$6.01

Income (loss) from investment operations:
Net investment income	0.13		0.27	0.27	0.28	0.31	0.35
Net realized and unrealized gain (loss) on investments	(0.15)		(0.12)	(0.03)	0.09	0.16	0.32

Total from investment operations	(0.02)		0.15	0.24	0.37	0.47	0.67

Less distributions from:
Net investment income	(0.14)		(0.28)	(0.28)	(0.29)	(0.31)	(0.35)
Capital gains	(0.07)		(0.10)	(0.03)	(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.38)	(0.31)	(0.29)	(0.31)	(0.35)

Net asset value, end of period	$6.04		$6.27	$6.50	$6.57	$6.49	$6.33

Total return(1)	-0.33%		2.30%	3.73%	5.86%	7.67%	11.50%
Net assets, end of period (in millions)	$585		$605	$637	$755	$792	$584
Ratio of expenses to average net assets	1.09	%(2)	1.09%	1.07%	1.04%	1.03%	1.01%
Ratio of net investment income to average net assets	4.21	%(2)	4.12%	4.20%	4.36%	4.92%	5.66%
Portfolio turnover rate	25%		34%	43%	44%	25%	36%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.26		$6.50	$6.57	$6.49	$6.33	$6.01

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.21	0.23	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.14)		(0.13)	(0.03)	0.08	0.16	0.33

Total from investment operations	(0.04)		0.08	0.18	0.31	0.41	0.62

Less distributions from:
Net investment income	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)	(0.30)
Capital gains	(0.07)		(0.10)	(0.03)	(0.00)	(0.00)	(0.00)

Total distributions	(0.18)	(0.32)		(0.25)	(0.23)	(0.25)	(0.30)

Net asset value, end of period	$6.04		$6.26	$6.50	$6.57	$6.49	$6.33

Total return	-0.64%		1.17%	2.82%	4.92%	6.75%	10.55%
Net assets, end of period (in millions)	$37		$42	$49	$59	$43	$22
Ratio of expenses to average net assets	2.06	%(1)	2.02%	1.99%	1.93%	1.91%	1.87%
Ratio of net investment income to average net assets	3.25	%(1)	3.20%	3.27%	3.46%	4.03%	4.74%
Portfolio turnover rate	25%		34%	43%	44%	25%	36%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.26		$6.50	$6.57	$6.49	$6.33	$6.01

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.21	0.23	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.14)		(0.13)	(0.03)	0.09	0.16	0.32

Total from investment operations	(0.04)		0.08	0.18	0.32	0.42	0.62

Less distributions from:
Net investment income	(0.11)		(0.22)	(0.22)	(0.24)	(0.26)	(0.30)
Capital gains	(0.07)		(0.10)	(0.03)	(0.00)	(0.00)	(0.00)

Total distributions	(0.18)	(0.32)		(0.25)	(0.24)	(0.26)	(0.30)

Net asset value, end of period	$6.04		$6.26	$6.50	$6.57	$6.49	$6.33

Total return	-0.60%		1.17%	2.78%	4.95%	6.77%	10.53%
Net assets, end of period (in millions)	$13		$13	$14	$17	$17	$7
Ratio of expenses to average net assets	2.02	%(1)	2.01%	1.99%	1.91%	1.90%	1.87%
Ratio of net investment income to average net assets	3.29	%(1)	3.20%	3.27%	3.49%	4.03%	4.72%
Portfolio turnover rate	25%		34%	43%	44%	25%	36%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.27		$6.50	$6.57	$6.49	$6.33	$6.01

Income (loss) from investment operations:
Net investment income	0.14		0.29	0.29	0.31	0.30	0.38
Net realized and unrealized gain (loss) on investments	(0.15)		(0.12)	(0.03)	0.08	0.19	0.31

Total from investment operations	(0.01)		0.17	0.26	0.39	0.49	0.69

Less distributions from:
Net investment income	(0.15)		(0.30)	(0.30)	(0.31)	(0.33)	(0.37)
Capital gains	(0.07)		(0.10)	(0.03)	(0.00)	(0.00)	(0.00)

Total distributions	(0.22)		(0.40)	(0.33)	(0.31)	(0.33)	(0.37)

Net asset value, end of period	$6.04		$6.27	$6.50	$6.57	$6.49	$6.33

Total return	-0.15%		2.67%	4.08%	6.18%	7.99%	11.83%
Net assets, end of period (in millions)	$17		$15	$14	$12	$11	$3
Ratio of expenses to average net assets	0.74	%(1)	0.72%	0.74%	0.72%	0.73%	0.73%
Ratio of net investment income to average net assets	4.57	%(1)	4.49%	4.52%	4.68%	5.21%	5.95%
Portfolio turnover rate	25%		34%	43%	44%	25%	36%

(1)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Bond Fund (the Fund) is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities, usually bonds of investment grade. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Management's valuation committee makes fair value determinations for the Corporation, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.
C. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
E. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Corporation's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.
The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $827,145. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2006, W&R received $4,669, $50,280 and $1,237 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $525,312 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $19,771, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $75,648,138, while proceeds from maturities and sales aggregated $75,896,243. Purchases of short-term securities and U.S. government obligations aggregated $616,282,181 and $84,328,214, respectively. Proceeds from maturities and sales of short-term securities and U.S. government obligations aggregated $620,125,396 and $92,358,019, respectively.

For Federal income tax purposes, cost of investments owned at March 31, 2006 was $656,153,303, resulting in net unrealized depreciation of $7,995,059, of which $8,614,294 related to appreciated securities and $16,609,353 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2005 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$29,547,145
Distributed ordinary income	29,359,573
Undistributed ordinary income*	1,197,290

Realized long-term capital gains	7,824,318
Distributed long-term capital gains	10,693,161
Undistributed long-term capital gains*	7,819,176

Capital loss carryover	--

Post-October losses deferred	--
*This entire amount was distributed prior to March 31, 2006.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2006	$7,575,072
September 30, 2007	2,315,321
September 30, 2008	2,315,321

Total carryover	$12,205,714

Ivy Bond Fund was merged into the Fund as of June 16, 2003. At the time of the merger, Ivy Bond Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $7,575,072 for the period ending September 30, 2006 and $2,315,321 for each period ending from September 30, 2007 through 2008 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2006	2005

Shares issued from sale of shares:
Class A	9,118	14,701
Class B	367	832
Class C	324	622
Class Y	417	243
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,101	5,312
Class B	168	307
Class C	61	98
Class Y	90	138
Shares redeemed:
Class A	(12,050)	(21,330)
Class B	(1,090)	(1,958)
Class C	(346)	(711)
Class Y	(27)	(134)

Increase (decrease) in outstanding capital shares	133	(1,880)

Value issued from sale of shares:
Class A	$55,990	$93,673
Class B	2,249	5,313
Class C	1,984	3,965
Class Y	2,560	1,551
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	19,013	33,860
Class B	1,029	1,955
Class C	372	623
Class Y	554	882
Value redeemed:
Class A	(74,060)	(136,111)
Class B	(6,706)	(12,480)
Class C	(2,125)	(4,542)
Class Y	(167)	(852)

Increase (decrease) in outstanding capital	$693	$(12,163)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund (the "Fund"), one of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of March 31, 2006, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of March 31, 2006, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2005, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 16, 2006

Proxy Voting Information

Proxy Voting Guidelines
A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1020SA (3-06)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 5, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: June 5, 2006